Capital Surplus and Retained Earnings - Details of Capital Surplus (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of reserves within equity [abstract]
Share premium	$ 5,873,743	$ 191,890	$ 5,873,743	$ 6,473,471
Restricted shares	382,506	12,496	390,401	408,051
Others	7,304	239	7,304	7,304
Capital surplus	$ 6,263,553	$ 204,625	$ 6,271,448	$ 6,888,826